Basis of Preparation	6 Months Ended
Jun. 30, 2023
Basis of Preparation [Abstract]
Basis of Preparation
2.	Basis of Preparation
These interim condensed consolidated financial statements as of and for the six months ended June 30, 2023 which have been based on the accounting records kept by the Company and its subsidiaries, were prepared by the Board of Directors of Wallbox in accordance with International Auditing Standard 34
“Interim financial reporting”
(“IAS 34”), and of all the obligatory accounting principles and rules and measurement bases. Accordingly, they are a fair presentation of the equity and consolidated financial position of the Group as of June 30, 2023, as well as the results of its operations, the consolidated changes in equity and the consolidated cash flows during the interim period ended on that date.
As it has been indicated, this interim consolidated financial information has been prepared in accordance with IAS 34, meaning that these interim condensed consolidated financial statements do not include all the information and disclosures that would be required for the complete consolidated financial statements prepared in accordance with the International Financial Reporting Standards (“IFRS”), and must be read together with the consolidated financial statements from the financial year ended on December 31, 2022, drawn up in accordance with the existing IFRS as issued by the International Accounting Standards Board (“IASB”), which were published on March 31, 2023.
Going concern:
The accompanying interim condensed consolidated financial statements have been prepared assuming the Group will continue as a going concern. The going concern basis of presentation assumes that the Group will continue in operation for at least a period of one year after the date these interim condensed consolidated financial statements are issued and contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

Wallbox has incurred net losses and significant cash outflows from cash used in operating activities over the past years, as it has been investing significantly in the development of its electric vehicle charging products and setting up commercial subsidiaries in many countries. During the six months ended June 30, 2023, the Company incurred in a consolidated net loss of Euros 70,632 thousand and net cash flows used in operating activities amounted to Euros 44,459 thousand. As of June 30, 2023, the Company had an accumulated deficit of Euros 377,328 thousand but a positive total equity balance of Euros 159,787 thousand. As of June 30, 2023, cash and cash equivalents amounts to Euros 105,554 thousand.
In assessing the going concern basis of preparation of the interim condensed consolidated financial statements, Wallbox had to estimate the expected cash flows for the 12 months from the date these interim condensed consolidated financial statements are issued, including the compliance with covenants, the exercise of warrants and availability of other financial funding from banks.
Based on these estimations, management has assessed that Wallbox will be able to fund the expected cash outflows in the next 12 months. Although the expectation for the coming year is that the Company will continue to have net losses and make additional investments, the cash and funding availability is sufficient for more than the 12 months from the date these interim condensed consolidated financial statements are issued.
Basis of measurement
These interim condensed consolidated financial statements have been prepared on a historical cost basis. The only exceptions to the application of the cost basis during their preparation have been the subsequent measurement of:

•	financial assets related to investment, which are measured at fair value through other comprehensive income (“FVTOCI”);

•	financial investments related to investment funds with institutions, which are measured at fair value through profit of loss (“FVTPL”); and

•	derivative warrant liabilities and contingent consideration related to the business acquisitions, which are measured at FVTPL.
Basis of consolidation
The consolidation basis applied in the interim condensed consolidated financial statements is consistent with the basis applied in the consolidated financial statements for the year ended on December 31, 2022 (the “2022 Consolidated Financial Statements”).
These interim condensed consolidated financial statements are presented in Euros, which is also the Company’s functional currency. All amounts have been rounded to the nearest unit of thousand Euros, unless otherwise indicated.
Changes in the scope of consolidation
There have not been any changes in the s
co
pe of consolidation since December 31, 2022.